Employee benefit plans - Defined contribution plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Y	Dec. 31, 2019 EUR (€) Y	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Plan 401(k)
Defined contribution plans
Minimum age in which individual qualified for greater contribution amount | Y	50	50
Maximum annual contributions as a percentage of gross pay (as a percent)	75.00%	75.00%
Maximum annual contributions | $	$ 19,500
Maximum annual contributions if over age 50 | $	$ 25,600
Percentage of employee's deposit that Company will match	50.00%	50.00%
Maximum percentage of employee's pay that Company will match	3.00%	3.00%
Defined contribution expense | €		€ 53,290	€ 53,872	€ 48,746
State plan
Defined contribution plans
Defined contribution expense | €		€ 25,950	€ 24,721	€ 24,329